T. ROWE PRICE Global Stock Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CANADA 3.4%
Common Stocks 3.4%
Canadian Pacific Kansas City (USD)  1,224,486 100,763
Nutrien (USD)  465,311 32,056
Shopify, Class A (USD) (1) 950,550 64,238
Total Canada (Cost
$169,419
)
197,057
CAYMAN ISLANDS 0.2%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,295 (USD) (2)(3) 602,203 1,186
1,186
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,662
(USD) (1)(2)(3) 54,000 10,691
10,691
Total Cayman Islands (Cost
$4,957
)
11,877
CHINA 1.5%
Common Stocks 1.5%
Kanzhun, ADR (USD) (1) 801,823 14,978
Tencent Holdings (HKD)  1,537,700 70,675
Total China (Cost
$78,556
)
85,653
FRANCE 1.0%
Common Stocks 1.0%
Airbus  402,760 59,327
Total France (Cost
$42,302
)
59,327
GERMANY 3.4%
Common Stocks 1.6%
Infineon Technologies  503,748 22,132
SAP  523,291 71,383
93,515

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 1.8%
Sartorius (4) 256,714 105,915
105,915
Total Germany (Cost
$131,514
)
199,430
HONG KONG 3.0%
Common Stocks 3.0%
AIA Group  9,136,000 91,403
Techtronic Industries  7,003,000 79,558
Total Hong Kong (Cost
$155,902
)
170,961
INDIA 2.6%
Common Stocks 2.6%
HDFC Bank  3,713,402 74,496
ICICI Bank  6,019,711 73,270
Total India (Cost
$113,861
)
147,766
ITALY 2.4%
Common Stocks 2.4%
Ferrari (USD) (4) 233,035 74,662
PRADA (HKD)  9,290,500 66,128
Total Italy (Cost
$86,795
)
140,790
JAPAN 5.2%
Common Stocks 5.2%
Daiichi Sankyo  4,852,300 149,449
Harmonic Drive Systems  1,535,100 42,279
Keyence  151,200 67,850
Mitsubishi UFJ Financial Group  5,255,900 42,322
Total Japan (Cost
$275,851
)
301,900
NETHERLANDS 2.2%
Common Stocks 2.2%
Adyen (1) 19,505 36,202
ASML Holding  83,754 59,990
BE Semiconductor Industries  239,912 28,645
Total Netherlands (Cost
$59,659
)
124,837

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 1.9%
Common Stocks 1.9%
Amadeus IT Group, Class A  1,512,684 108,514
Total Spain (Cost
$78,693
)
108,514
SWEDEN 1.1%
Common Stocks 1.1%
Svenska Cellulosa, Class B (4) 4,735,797 62,927
Total Sweden (Cost
$59,592
)
62,927
SWITZERLAND 0.9%
Common Stocks 0.9%
Cie Financiere Richemont  314,179 50,593
Total Switzerland (Cost
$52,114
)
50,593
TAIWAN 2.0%
Common Stocks 2.0%
Taiwan Semiconductor Manufacturing  6,428,000 116,074
Total Taiwan (Cost
$78,160
)
116,074
UNITED KINGDOM 4.9%
Common Stocks 4.9%
Ashtead Group  715,899 52,965
Derwent London  1,565,291 42,536
London Stock Exchange Group  1,703,176 184,956
Total United Kingdom (Cost
$230,434
)
280,457
UNITED STATES 64.2%
Common Stocks 63.4%
Accenture, Class A  172,400 54,539
Adobe (1) 135,600 74,061
Advanced Micro Devices (1) 633,809 72,508
Alphabet, Class A (1) 902,040 119,719
Amazon.com (1) 2,291,531 306,332
Analog Devices  77,300 15,424
Apple  1,242,976 244,183

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Atlassian, Class A (1) 80,417 14,631
Block, Class A (1) 195,767 15,765
Boeing (1) 131,700 31,456
Bright Horizons Family Solutions (1)(4) 309,218 30,003
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369 (1)
(2)(3) 6,670 4,733
Charles Schwab  1,509,405 99,772
Chubb  364,961 74,602
Colgate-Palmolive  1,191,500 90,864
ConocoPhillips  609,344 71,732
Danaher  223,200 56,929
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 307,914 22,527
Eli Lilly  519,996 236,364
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 24,421
EQT (4) 1,028,963 43,402
Exxon Mobil  1,079,659 115,783
General Electric  748,235 85,478
Hess  511,985 77,683
HubSpot (1) 45,934 26,667
Intuitive Surgical (1) 77,819 25,244
Liberty Media-Liberty Formula One, Class C (1) 1,144,307 83,077
Marvell Technology  218,300 14,218
Mastercard, Class A  182,980 72,145
Meta Platforms, Class A (1) 574,974 183,187
Microsoft  596,561 200,397
MongoDB (1) 22,189 9,395
Morgan Stanley  1,068,500 97,832
Netflix (1) 166,979 73,299
NOV  781,049 15,683
NVIDIA  361,484 168,918
Old Dominion Freight Line  70,500 29,574
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 334
PepsiCo  301,100 56,444
Procter & Gamble  466,930 72,981
Schlumberger  791,800 46,194
ServiceNow (1) 53,680 31,295
Sherwin-Williams  192,254 53,158
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)(3) 65,013 1,424
Synopsys (1) 112,600 50,873
T-Mobile U.S. (1) 708,427 97,600
Tesla (1) 180,223 48,197
Tradeweb Markets, Class A  130,174 10,647
Trimble (1) 1,486,600 79,979

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
UnitedHealth Group  227,204 115,049
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 1,714
Zoetis  49,839 9,374
3,657,810
Convertible Preferred Stocks 0.8%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 157,791 5,067
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 121,690 3,908
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 302
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 34
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)(2)(3) 4 3
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194 (1)
(2)(3) 153,273 11,213
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618 (1)
(2)(3) 27,363 2,002
Databricks, Series H, Acquisition Date: 8/31/21, Cost $5,195 (1)
(2)(3) 70,698 5,172
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 2,568
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 3,320
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 6,075
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,673 (1)
(2)(3) 89,353 3,408
43,072
Total United States (Cost
$2,812,622
)
3,700,882
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.32% (5)(6) 10,567,235 10,567
Total Short-Term Investments (Cost $10,567) 10,567

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.32% (5)(6) 54,726,660 54,727
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 54,727
Total Securities Lending Collateral (Cost $54,727) 54,727
Total Investments in Securities 101.0%
(Cost $4,495,725) $ 5,824,339
Other Assets Less Liabilities (1.0)% (57,345)
Net Assets 100.0% $ 5,766,994
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$110,102 and represents 1.9% of net assets.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this security is on loan at July 31, 2023.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 2,733++
Totals $ —# $ — $ 2,733+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 204,022  ¤  ¤ $ 65,294
Total $ 65,294^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,733 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $65,294.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at July 31, 2023, totaled $(6,379,000) for the period ended
July 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,889,354 $ 1,653,674 $ 56,339 $ 5,599,367
Convertible Preferred Stocks — — 53,763 53,763
Preferred Stocks — 105,915 — 105,915
Short-Term Investments 10,567 — — 10,567
Securities Lending Collateral 54,727 — — 54,727
Total $ 3,954,648 $ 1,759,589 $ 110,102 $ 5,824,339
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period Total Sales
Ending
Balance
7/31/23
Investment in Securities
Common Stocks $ 55,055 $ 1,284 $ — $ 56,339
Convertible Preferred Stocks 61,622 (7,260) (599) 53,763
Total $ 116,677 $ (5,976) $ (599) $ 110,102

T. ROWE PRICE Global Stock Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F113-054Q3 07/23